Income Taxes (Details) - Schedule of current and deferred portions of the income tax expense - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of current and deferred portions of the income tax expense [Abstract]
Current	$ 53,239	$ 2,842	$ 1,767	$ 66,299	$ 26,962
Deferred	1,128	479	(451)	(1,827)	(628)
Income tax expense	$ 54,367	$ 3,321	$ 1,316	$ 64,472	$ 26,334